Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Cost Of Revenues
Summary of cost of revenues

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue sharing fees	1,357,270	1,351,096	1,368,498
Salary and welfare benefits	52,268	40,653	45,273
Payment handling costs	32,506	22,899	21,076
Bandwidth costs	30,889	32,795	39,424
Share-based compensation expense	11,484	7,052	3,845
Others	18,088	14,426	8,281
Total	1,502,505	1,468,921	1,486,397